Financial liabilities - Narrative (Details) € in Thousands			1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 18, 2022 EUR (€)	Jul. 10, 2020 EUR (€) quarterly_installment	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 18, 2023 EUR (€) installment	Oct. 12, 2023 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Repayments of borrowings, classified as financing activities						€ 1,525	€ 1,598
Increase in loans and conditional advances						0	150
Interest costs						3,772	3,714
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount												€ 5,000
Borrowing, interest rate												0.31%
Repayments of borrowings, classified as financing activities						600
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount												€ 5,000
Borrowing, interest rate		2.25%
Repayments of borrowings, classified as financing activities						700
Increase in loans and conditional advances		€ 5,000
Borrowing, maturity		6 years
Percentage of state-guaranteed loan		0.90
Borrowing, guarantee fee		1.61%
Number of quarterly instalments | quarterly_installment		20
EIB loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount						36,900			€ 36,400
Borrowing, interest rate					21.30%
Repayments of borrowings, classified as financing activities						500
Increase in loans and conditional advances			€ 14,000	€ 16,000
Number of tranches | tranche					3
Loss on financial liabilities at fair value through profit or loss	€ 6,900
Financial liabilities, carrying amount immediately after initial application of IFRS 9	27,500
Financial liabilities, at fair value	€ 34,400
Royalties agreement, period					6 years
Borrowings, milestone payment contigency										€ 20,000
Number of installment payments (installment) | installment										2
Milestones payment						200
Increase in outstanding loans						500
Interest costs						3,700
Impact of discounting and accretion						2,700
Impact of debt discounting effect							€ 10,800
Increase (decrease) related to adjustments for income forecast projections						€ 13,500
Market rate estimated percent						22.40%
Borrowings						€ 100,100
Borrowings, cumulative milestone prepayment amount											€ 100,000
Estimated royalty payments						€ 46,900
Consolidated forecasted sales, period						6 years
EIB loan | Principal And Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings						€ 34,100
EIB loan | Milestone Payment
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings						19,000
EIB loan | At fair value
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount						€ 35,400
EIB loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount					€ 40,000
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate								1.56%
Advances received								€ 2,100
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received												400
Authorized amount to be advanced												500
Advances, outstanding amount to be received												€ 200